Investment Objectives and Goals	Nov. 10, 2025
LCAM Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the LCAM Strategic Income Fund (the “Fund”) is total return, comprised of current income with the potential for principal appreciation.
LCAM Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LCAM Total Return Fund (the “Fund”) seeks income and capital appreciation as its investment objective.